Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 8,533	$ 8,810	$ 10,684
Interest expense from financial instruments measured at amortized cost	(3,259)	(4,247)	(7,194)
Net interest income from financial instruments measured at fair value through profit or loss	1,431	1,299	1,011
Net interest income	6,705	5,862	4,501
Other net income from financial instruments measured at fair value through profit or loss	5,850	6,960	6,842
Credit loss (expense) / release	148	(694)	(78)
Fee and commission income	24,372	20,961	19,110
Fee and commission expense	(1,985)	(1,775)	(1,696)
Net fee and commission income	22,387	19,186	17,413
Other income	452	1,076	212
Total operating income	35,542	32,390	28,889
Personnel expenses	18,387	17,224	16,084
General and administrative expenses	5,553	4,885	5,288
Depreciation, amortization and impairment of non-financial assets	2,118	2,126	1,940
Total operating expenses	26,058	24,235	23,312
Operating profit / (loss) before tax	9,484	8,155	5,577
Tax expense / (benefit)	1,998	1,583	1,267
Net profit / (loss)	7,486	6,572	4,310
Net profit / (loss) attributable to non-controlling interests	29	15	6
Net profit / (loss) attributable to shareholders	$ 7,457	$ 6,557	$ 4,304
Earnings per share
Basic	$ 2.14	$ 1.83	$ 1.17
Diluted	$ 2.06	$ 1.77	$ 1.14
UBS AG
Entity [Table]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 8,534	$ 8,816	$ 10,703
Interest expense from financial instruments measured at amortized cost	(3,366)	(4,333)	(7,303)
Net interest income from financial instruments measured at fair value through profit or loss	1,437	1,305	1,015
Net interest income	6,605	5,788	4,415
Other net income from financial instruments measured at fair value through profit or loss	5,844	6,930	6,833
Credit loss (expense) / release	148	(695)	(78)
Fee and commission income	24,422	20,982	19,156
Fee and commission expense	(1,985)	(1,775)	(1,696)
Net fee and commission income	22,438	19,207	17,460
Other income	941	1,549	677
Total operating income	35,976	32,780	29,307
Personnel expenses	15,661	14,686	13,801
General and administrative expenses	9,476	8,486	8,586
Depreciation, amortization and impairment of non-financial assets	1,875	1,909	1,751
Total operating expenses	27,012	25,081	24,138
Operating profit / (loss) before tax	8,964	7,699	5,169
Tax expense / (benefit)	1,903	1,488	1,198
Net profit / (loss)	7,061	6,211	3,971
Net profit / (loss) attributable to non-controlling interests	29	15	6
Net profit / (loss) attributable to shareholders	$ 7,032	$ 6,196	$ 3,965